INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Summary of components of loss before income taxes	The components of loss before income taxes for the years ended December 31, 2020 and 2019, are as follows (in thousands):

	2020	2019
Loss subject to domestic income taxes	$(719,636)	$(277,244)
Loss subject to foreign income taxes	68	(90)
	$(719,568)	$(277,334)

Summary of income tax provision/(benefit)

The Company recorded an income tax provision/(benefit) of $(0.19) million and $0.03 million in connection with its domestic state and foreign subsidiaries for the years ended December 31, 2020 and 2019, respectively, as follows (in thousands):

	2020	2019
Current
Federal	$—	$—
State	5	2
Foreign	(193)	23
Total current tax expense (benefit)	$(188)	$25
Deferred
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred tax expense (benefit)	$—	$—
Total income tax expense (benefit)	$(188)	$25

Summary of components of deferred taxes	Significant components of the Company’s deferred taxes as of December 31, 2020 and 2019, are as follows (in thousands):

	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$265,799	$139,899
Tax credit carryforwards	40,454	18,076
Share-based compensation expense	2,554	4,191

Depreciation	499	210
Accrued compensation and vacation	2,498	699
Interest	489	409
Tenant improvement allowance	8,777	7,757
Accruals and reserves	39,502	3,577
Other	1	—
Total deferred tax assets	360,573	174,818
Valuation allowance	(360,573)	(174,818)
Net deferred tax assets	—	—
Net deferred tax assets (liabilities)	$—	$—

Summary of reconciliation of taxes at the federal statutory rate to our provision for income taxes

	Year Ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
Share-based compensation	(0.2)	(0.2)
Mark-to-market adjustment	(3.4)	(1.1)
Nondeductible expenses	(0.1)	(0.8)
Tax credits	2.8	1.9
Change in valuation allowance	(20.1)	(20.8)
Provision for income taxes	—%	—%

Summary of activity related to unrecognized tax benefits

The following table summarizes the activity related to unrecognized tax benefits for the years ended December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Unrecognized benefit – beginning of period	$20,635	$11,647
Gross increases – prior-period tax positions	21	4
Gross decreases – prior-period tax positions	(2)	—
Gross increases – current-period tax positions	22,382	8,995
Gross decrease – current-period tax positions	—	(11)
Statute lapse	(142)	—
Unrecognized benefit – end of period	$42,894	$20,635

Summary of interest expense and penalty expense related to the unrecognized tax benefits

Related to the unrecognized tax benefits above, the Company recognized interest expense and penalty expense as part of income tax expenses in the consolidated statements of operations according to the following table (in thousands):

	Year Ended December 31,
	2020	2019
Interest expense	$(45)	$16
Penalty expense	(20)	1